209 10th Ave. South, Suite 332
Nashville, Tennessee 37203

November 13, 2009

VIA EDGAR

Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC 20549

Re:       Monteagle Funds File Nos. 811-8529; 333-41461

Ladies and Gentlemen:

On behalf of the Monteagle Funds (the “Trust”), transmitted herewith for filing are reorganization materials to be used in connection with the special meeting of shareholders expected to be held on December 18, 2009. No fee is required per Exchange Act Rule.

Please contact me if you have any comments or questions concerning this filing.

Sincerely,
MONTEAGLE FUNDS

/S/PAUL B. ORDONIO

Paul B. Ordonio

cc:        John Ganley
Securities and Exchange Commission